Financial Risk Management - Schedule of Reconciliation of Net Debt Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management [Line Items]
Net debt as of the beginning of the period	$ 4,048	$ 42,107
Cash flows	26,458	(35,594)
Interest expense	(3,035)	(2,681)
Foreign exchange adjustments	604	216
Net debt as of the end of the period	28,075	4,048
Borrowings [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as of the beginning of the period	(25,487)	(25,104)
Cash flows	2,728	2,206
Interest expense	(2,974)	(2,589)
Foreign exchange adjustments	0	0
Net debt as of the end of the period	(25,733)	(25,487)
Lease Liabilities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as of the beginning of the period	(1,648)	(2,159)
Cash flows	744	722
Interest expense	(61)	(92)
Foreign exchange adjustments	39	(119)
Net debt as of the end of the period	(926)	(1,648)
Liabilities from Financing Activities [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as of the beginning of the period	(27,135)	(27,263)
Cash flows	3,472	2,928
Interest expense	(3,035)	(2,681)
Foreign exchange adjustments	39	(119)
Net debt as of the end of the period	(26,659)	(27,135)
Cash and Cash Equivalents [Member]
Disclosure Of Financial Risk Management [Line Items]
Net debt as of the beginning of the period	31,183	69,370
Cash flows	22,986	(38,522)
Interest expense	0	0
Foreign exchange adjustments	565	335
Net debt as of the end of the period	$ 54,734	$ 31,183